Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2014
Acquisitions
Acquisitions
Material acquisitions
Our former parent, Pentair Ltd., took its form on September 28, 2012 as a result of a reverse acquisition (the "Merger") involving Pentair, Inc. and an indirect, wholly-owned subsidiary of Flow Control (defined below), with Pentair, Inc. surviving as an indirect, wholly-owned subsidiary of Pentair Ltd. "Flow Control" refers to Pentair Ltd. prior the Merger. Prior to the Merger, Tyco International Ltd. ("Tyco") engaged in an internal restructuring whereby it transferred to Flow Control certain assets related to the flow control business of Tyco, and Flow Control assumed from Tyco certain liabilities related to the flow control business of Tyco. On September 28, 2012 prior to the Merger, Tyco effected a spin-off of Flow Control through the pro-rata distribution of 100% of the outstanding ordinary shares of Flow Control to Tyco’s shareholders (the “Distribution”), resulting in the distribution of approximately 110.9 million of our ordinary shares to Tyco’s shareholders. The Merger was accounted for as a reverse acquisition under the purchase method of accounting with Pentair, Inc. treated as the acquirer.
Pro forma results of material acquisitions
The following unaudited pro forma condensed consolidated financial results of operations are presented as if the Merger had been completed on January 1, 2011:

Year ended December 31
In millions, except per-share data	2012
Pro forma net sales	$6,846.6
Pro forma net income from continuing operations attributable to Pentair plc	183.3
Diluted earnings from continuing operations per ordinary share attributable to Pentair plc	0.87

The 2012 unaudited pro forma net income excludes the impact of $57.3 million of transaction related costs, $21.8 million of change of control costs and $156.2 million of non-recurring items related to acquisition date fair value adjustments to inventory and customer backlog associated with the Merger.
The pro forma consolidated financial information was prepared for comparative purposes only and includes certain adjustments, as noted above. The adjustments are estimates based on currently available information and actual amounts may have differed materially from these estimates. They do not reflect the effect of costs or synergies that would have been expected to result from the integration of Flow Control. The pro forma information does not purport to be indicative of the results of operations that actually would have resulted had the business combination occurred at the beginning of the period presented or of future results of the consolidated entities.
Other acquisitions
On January 30, 2014, we acquired, as part of Water Quality Systems, the remaining 19.9 percent ownership interest in two entities, a U.S. entity and an international entity (collectively, Pentair Residential Filtration or “PRF”), from GE Water & Process Technologies (a unit of General Electric Company) (“GE”) for $134.3 million in cash. Prior to the acquisition, we held a 80.1 percent ownership equity interest in PRF, representing our and GE's respective global water softener and residential water filtration businesses. There was no material pro forma impact from this acquisition as the results of PRF were consolidated into our financial statements prior to acquiring the remaining interest.
On October 4, 2012, we acquired, as part of Valves & Controls, the remaining 25 percent equity interest in Pentair Middle East Holding S.a.r.l. (“KEF”), a privately held company, for $100.0 million in cash. Prior to the acquisition, we held a 75 percent equity interest in KEF, a vertically integrated valve manufacturer in the Middle East. There was no pro forma impact from this acquisition as the results of KEF were consolidated into Flow Control’s financial statements prior to acquiring the remaining 25 percent interest in KEF.
Additionally, during the year ended December 31, 2012, we completed other small acquisitions as part of Water Quality Systems with purchase prices totaling $121.2 million in cash, net of cash acquired. Total goodwill recorded as part of the purchase price allocations was $80.9 million, $67.1 million of which is tax deductible. The pro forma impact of these acquisitions was not material.
Total transaction costs related to acquisition activities in 2013 and 2012 were $8.2 million and $57.3 million, respectively, and were expensed as incurred and recorded in Selling, general and administrative in our Consolidated Statements of Operations and Comprehensive Income (Loss).